COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES	NOTE 14 – COMMITMENTS AND CONTINGENCIES

On or about October 7, 2022, the Company accepted service in a suit filed in the United States District Court for the Southern District of New York by Long Side Ventures LLC, R & T Sports Marketing Inc., Sierra Trading Corp., Taconic Group LLC, KBW Holdings LLC, Robert Huebsch and Ann E. Huebsch, Joseph Camberato, Joseph Crook, Sachin Jamdar, Michael Matilsky, Gerard Scollan, and Daisy Arnold (collectively “Plaintiffs”) against Hempacco Co., Inc., Mexico Franchise Opportunity Fund, LP, Sandro Piancone, Jorge Olson, Neville Pearson, Stuart Titus, Jerry Halamuda, Retail Automated Concepts, Inc. f/k/a Vidbox Mexico Inc., and Vidbox Mexico S.A. De C.V. (collectively “Defendants”) (Case No. 1:22-cv-08152 (ALC)), alleging that (i) Plaintiffs previously received a judgment (the “Judgment”) in a New York state court action (the “State Action”) against Retail Automated Concepts, Inc. (“RAC”) and Vidbox Mexico S.A. De C.V. (“Vidbox Mexico”), for breach of promissory notes issued by RAC to Defendants in 2018 and guaranteed by Vidbox Mexico, and (ii) prior to the filing of the State Action, Defendants fraudulently transferred and commingled assets, specifically 600 retail kiosks, in order to avoid enforcement of the Judgment, with Plaintiffs seeking monetary damages from Defendants. Defendants anticipate filing a motion to dismiss for lack of personal jurisdiction and failure to state a claim, and on or about November 4, 2022, Defendants’ counsel sent the court a letter requesting a pre-trial conference to discuss Defendants’ anticipated motion to dismiss pursuant Rule 2(A) of the court’s Individual Rules of Practice. Defendants intend to defend the matter vigorously. No further allowance for legal fees or settlement costs has been provided in the financial statements.